Stockholders' Equity (Details)	4 Months Ended	12 Months Ended
	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	Sep. 15, 2025 shares	Dec. 31, 2024 $ / shares shares
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	1
Ordinary shares value (in Dollars) | $	$ 1
Voting rights	one
Common stock, shares issued	1
Common stock, shares outstanding	1
Redeemable shares (in Dollars) | $		$ 2,325,987
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000				1,000,000
Preferred stock, par or stated value per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Founder shares				416,266
Class A Common Stock [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Stockholders' Equity (Details) [Line Items]
Founder shares				416,266
Class B Common Stock [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	5,000,000				5,000,000
Common stock, par value (in Dollars per share) | $ / shares			0.0001		$ 0.0001
Common stock, shares issued	1,163,484				1,579,750
Common stock, shares outstanding	1,163,484				1,579,750
Conversion basis		one-for-one
Founder shares				1,163,484
Conversion Of Class B To Class A Common Stock [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Stockholders' Equity (Details) [Line Items]
Voting rights		one vote
Percentage of total number of ordinary shares	20.00%
Common Stock [Member] | Class A Common Stock [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	35,000,000				35,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares issued	2,742,253				2,338,586
Common stock, shares outstanding	2,742,253				2,338,586